Subsequent Events (Details) - Subsequent Event [Member]						3 Months Ended
	Aug. 20, 2025 USD ($)	Apr. 04, 2025 USD ($)	Mar. 26, 2025 USD ($)	Mar. 03, 2025 USD ($)	Feb. 26, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 11, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 27, 2025 USD ($)	May 21, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($)	Apr. 05, 2025 USD ($)	Mar. 10, 2025
Subsequent Events (Details) [Line Items]
Warrants repurchased (in Shares) | shares								98,444	52,000		372,268
Exercise price per share (in Dollars per share) | $ / shares								$ 10	$ 10		$ 10
Warrants and rights outstanding, term								7 years	7 years		7 years
Oaktree Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants repurchased (in Shares) | shares					1,832,290
Exercise price per share (in Dollars per share) | $ / shares					$ 5.14
8.00% Senior Secured Second Lien Notes due 2028 [Member]
Subsequent Events (Details) [Line Items]
Redemption price, percentage of principal amount			100.00%
Debt instrument, redemption price, percentage			101.00%
Senior Notes [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)			$ 24,611,000					$ 42,838,000	$ 13,000,000		$ 93,067,000
Senior Notes [Member] | 5.50% Senior Notes due March 2026 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)			$ 86,309,000								29,535,000
Interest rate			5.50%
Senior Notes [Member] | 5.00% Senior Notes due December 2026 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)			$ 36,745,000					$ 19,682,000	8,021,000		75,000,000	$ 22,000,000
Interest rate			5.00%					5.00%				5.00%
Senior Notes [Member] | 8.00% Senior Secured Second Lien Notes due 2028 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)			$ 87,753,000
Interest rate			8.00%
Senior Notes [Member] | 6.00% Senior Notes due January 2028 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)								$ 4,706,000	1,892,000		$ 34,537,000
Interest rate			6.00%					6.00%			6.00%	6.00%
Senior Notes [Member] | 5.25% Senior Notes due August 2028 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)								$ 16,389,000	$ 18,096,000			$ 9,992,000
Interest rate			5.25%					5.25%				5.25%
Senior Notes [Member] | 6.50% Senior Notes due 2026 [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)								$ 2,061,000
Interest rate			6.50%					6.50%
Subordinated Debt [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)	$ 10,000,000						$ 5,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | W-2 Wealth Management Business [Member]
Subsequent Events (Details) [Line Items]
Disposal group, including discontinued operation, consideration (in Dollars)		$ 26,037,000
Number of financial advisors		36
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member]
Subsequent Events (Details) [Line Items]
Disposal group, including discontinued operation, consideration (in Dollars)				$ 102,478,000
Proceeds from divestiture of businesses (in Dollars)				$ 68,638,000
Interest expense (in Dollars)					$ 22,610,000
Gain on disposition of business (in Dollars)						$ 52,705,000
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Subsequent Events (Details) [Line Items]
Disposal group, including discontinued operation, consideration (in Dollars)										$ 117,800,000
Disposal group, working capital adjustment, duration										180 days
Secured Debt [Member] | Line of Credit [Member] | Oaktree Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, term					3 years
Principal amount (in Dollars)					$ 125,000,000
Interest rate					8.00%
Closing fee					3.00%
Exit fee					5.00%
Repayments of debt (in Dollars)					$ 62,500,000
Secured Debt [Member] | Line of Credit [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, term	3 years
Secured Delayed Draw Term Loan [Member] | Line of Credit [Member] | Oaktree Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, term					4 months
Principal amount (in Dollars)					$ 35,000,000
Closing fee					2.00%
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Borrowing capacity credit facility (in Dollars)	$ 30,000,000
Equity contribution from equity holders (in Dollars)	$ 5,000,000
Revolving Credit Facility [Member] | Base Rate [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Interest rate	5.25%
Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Interest rate	3.00%
Monthly collateral management fee	0.003
Revolving Credit Facility [Member] | Secured Overnight Financing Rate Adjustment [Member] | Targus/FGI Credit Agreement [Member]
Subsequent Events (Details) [Line Items]
Interest rate	10.00%
Maximum [Member] | Oaktree Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of warrant or right, number of securities called by warrants or rights, percentage					19.90%
Maximum [Member] | W-2 Wealth Management Business [Member]
Subsequent Events (Details) [Line Items]
Assets under management, carrying amount (in Dollars)													$ 4,000,000,000
Assets sold under agreements to repurchase, interest rate													19.30%
Minimum [Member] | Oaktree Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of warrant or right, number of securities called by warrants or rights, percentage					6.00%
B. Riley Securities Holdings, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership, percentage														10.00%
Minority interest, remaining														89.40%
B. Riley Securities Holdings, Inc. [Member] | Capital Markets Segment [Member]
Subsequent Events (Details) [Line Items]
Ownership, percentage														0.60%
B. Riley Securities Holdings, Inc. [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Ownership, percentage, vesting terms														5 years
B. Riley Securities Holdings, Inc. [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Ownership, percentage, vesting terms														4 years